Material Accounting Policy Information - Schedule of Impact on the Balance Sheet (Details) - Orbital Slot Intangible Assets [Member]	Dec. 31, 2025 CAD ($)
Schedule of Impact on the Balance Sheet [Line Items]
Intangible assets	$ (33,900)
Accumulated earnings	$ 33,900